Note 13 - Stock Based Compensation (Details) - Stock Option Activity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Option Activity [Abstract]
Shares	236,000
Shares (in Dollars per share)	$ 6.23
Granted	67,500	255,500
Granted (in Dollars per share)	$ 7.96	$ 6.26
Forfeited	(80,000)	(19,500)
Forfeited (in Dollars per share)	$ 6.52	$ 6.57
Shares	223,500	236,000
Shares (in Dollars per share)	$ 6.65	$ 6.23